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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Algebris Investments (UK) LLP
                 -------------------------------
   Address:      7 Clifford Street
                 -------------------------------
                 London W1S 2WE
                 -------------------------------
                 England
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Form 13F File Number: 028-12922
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angus Milne
         -------------------------------
Title:   Head of Compliance
         -------------------------------
Phone:   +44 20 7440 2330
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Angus Milne               London, England    August 14, 2009
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         7
                                        --------------------

Form 13F Information Table Value Total:       246,842
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
NATIONAL CITY CORP        NOTE 4.000% 2/0  635405AW3 29,100   30,000,000 SH              SOLE         N/A          30,000,000
BANCO SANTANDER SA        ADR              05964H105  4,961      410,000 SH              SOLE         N/A             410,000
BANK OF AMERICA
CORPORATION               COM              60505104  84,770    6,422,000 SH              SOLE         N/A           6,422,000
KB HOME                   COM              48666K109 19,836    1,450,000 SH              SOLE         N/A           1,450,000
LINCOLN NATL CORP IND     COM              534187109 81,275    4,722,530 SH              SOLE         N/A           4,722,530
SOUTH FINL GROUP INC      COM              837841105  8,330    7,000,000 SH              SOLE         N/A           7,000,000
WEBSTER FINL CORP CONN    COM              947890109 18,570    2,306,771 SH              SOLE         N/A           2,306,771